Net Deferred Taxes in Consolidated Balance Sheet (Detail) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	$ 78,173	$ 26,776
Current Assets [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	16,562	14,161
Non-current assets [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	72,718	31,968
Current Liability [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	(306)	(550)
Non-current liability [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	$ (10,801)	$ (18,803)